Lease (Tables)	12 Months Ended
Mar. 31, 2026
Lease [Abstract]
Schedule of Minimum Future Rental Income	At March 31, 2026, the minimum future rental income to be received is as follows:
Year ending March 31, 2027	$42
Total minimum future rental income	$42

Schedule of Lease

The following table represents lease income recognized in the consolidated statements of comprehensive income:

	March 31,
	2024	2025	2026
Operating lease income	$523	$386	$376
Other information:
Operating cash flows from operating leases as lessor	$550	$405	$395
Lease costs are included in cost of sales, selling, general and administrative expense on the Company’s consolidated statements of comprehensive income.

	Year ended March 31,
	2024	2025	2026
Operating lease costs	79	$73	$80
Total leases costs	79	$73	$80

	Year ended March 31,
	2024	2025	2026
Supplemental cash flow information for our leases was as follows
Operating cash paid for operating lease	$79	$73	$80